UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: 4 Cork Street, 1st Floor

         London, United Kingdom  W1S 3LG

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     February 07, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $206,361 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    13315   290036 SH       SOLE                   237036        0    53000
AQUANTIVE INC                  COM              03839G105     4615   187533 SH       SOLE                   153313        0    34220
AUTODESK INC                   COM              052769106    12712   314813 SH       SOLE                   257343        0    57470
BECTON DICKINSON & CO          COM              075887109    13785   196951 SH       SOLE                   161408        0    35543
BLACKBAUD INC                  COM              09227Q100     4765   183627 SH       SOLE                   150019        0    33608
GENERAL ELECTRIC CO            COM              369604103    19565   526856 SH       SOLE                   430381        0    96475
GREENHILL & CO INC             COM              395259104     9473   128623 SH       SOLE                   105253        0    23370
JOHNSON CTLS INC               COM              478366107    13711   159939 SH       SOLE                   130989        0    28950
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     9935   135500 SH       SOLE                   110800        0    24700
METABOLIX INC                  COM              591018809     5209   275000 SH       SOLE                   275000        0        0
NORTHERN TR CORP               COM              665859104    14333   236657 SH       SOLE                   193447        0    43210
NUVEEN INVTS INC               CL A             67090F106     7389   142700 SH       SOLE                   115400        0    27300
STAPLES INC                    COM              855030102    11921   447410 SH       SOLE                   365810        0    81600
SYSCO CORP                     COM              871829107    11085   302161 SH       SOLE                   246991        0    55170
TECHNE CORP                    COM              878377100    22309   403067 SH       SOLE                   329267        0    73800
UBS AG                         SHS NEW          H89231338    14079   232566 SH       SOLE                   190186        0    42380
VCA ANTECH INC                 COM              918194101     4858   151267 SH       SOLE                   123927        0    27340
WATERS CORP                    COM              941848103     8875   181600 SH       SOLE                   148400        0    33200
WHOLE FOODS MKT INC            COM              966837106     4427    94522 SH       SOLE                    77242        0    17280